Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Payments made on behalf of the Sponsor		[1]	$ 300,000	[1],[2]	[2]
Payments made on behalf of a third party	315,000	[3]	315,000	[3],[4]	[4]
Prepaid expenses	44,175		8,221
Total Other current assets	$ 359,175		$ 623,221

[1]	As discussed in Note 1, TP Holdings entered into a Merger Agreement with FLFV and its Merger Sub. The balance of payments on behalf of the Sponsor represented the payments of extension loans in an amount of $560,000 made by TP Holdings on behalf of the Sponsor.
[2]	Pursuant to Note 1, the Company entered into a Merger Agreement with FLFV and its Merger Sub. The balance of payments on behalf of the sponsor of FLFV represented the payments of extension loans of $300,000 on behalf of the sponsor of FLFV.
[3]	Before entering into a Merger Agreement with FLFV, TP Holdings entered into a letter of intent with Aetherium Acquisition Corp. (“GMFI”) to explore a potential business combination. TP Holdings paid extension loans in an amount of $300,000 and working capital loans in an amount of $15,000 on behalf of GMFI the letter of intent with GMFI was terminated.
[4]	Before entering into a Merger Agreement with FLFV, the Company entered into a letter of intent with Aetherium Acquisition Corp (“GMFI”) to consummate a business combination. The Company paid extension loans of $300,000 and working capital loans of $15,000 on behalf of GMFI before it terminated the transaction with GMFI.